UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut         08/11/00
       -------------------------    ---------------------------     -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:          73
                                               -------------

Form 13F Information Table Value Total:        $1,821,319
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
ADELPHIA COMMUNICATIONS CORP      CL A          006848105  33,108   706,300  SH       SOLE                706,300
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP         COM           008252108  62,431 1,372,100  SH       SOLE              1,372,100
------------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                      COM           01642T108  18,897   401,000  SH       SOLE                401,000
------------------------------------------------------------------------------------------------------------------------------------
ALZA CORP DEL                     COM           022615108  29,261   494,900  SH       SOLE                494,900
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                         COM           031162100  44,595   634,800  SH       SOLE                634,800
------------------------------------------------------------------------------------------------------------------------------------
ASPECT COMMUNICATIONS CORP        COM           04523Q102  36,211   921,100  SH       SOLE                921,100
------------------------------------------------------------------------------------------------------------------------------------
AXYS PHARMACETICALS INC           COM           054635107   1,899   319,800  SH       SOLE                319,800
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC             COM           075896100  45,458 1,254,000  SH       SOLE              1,254,000
------------------------------------------------------------------------------------------------------------------------------------
BIOPURE CORP                      CL A          09065H105   3,138   166,800  SH       SOLE                166,800
------------------------------------------------------------------------------------------------------------------------------------
BOYDS COLLECTION LTD              COM           103354106  27,351 3,217,700  SH       SOLE              3,217,700
------------------------------------------------------------------------------------------------------------------------------------
BRITESMILE INC                    COM           110415106   2,660   591,000  SH       SOLE                591,000
------------------------------------------------------------------------------------------------------------------------------------
CVS CORP                          COM           126650100  35,532   888,300  SH       SOLE                888,300
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP              CL A          12686C109  30,727   452,700  SH       SOLE                452,700
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP             COM           14040H105  37,579   842,100  SH       SOLE                842,100
------------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                     COM           143658102  31,855 1,633,600  SH       SOLE              1,633,600
------------------------------------------------------------------------------------------------------------------------------------
CATALINA MARKETING CORP           COM           148867104  51,530   505,200  SH       SOLE                505,200
------------------------------------------------------------------------------------------------------------------------------------
CHASE MANHATTAN CORP NEW          COM           16161A108  24,736   536,999  SH       SOLE                536,999
------------------------------------------------------------------------------------------------------------------------------------
CIRCUIT CITY STORE INC          CIRCT CITY GRP  172737108  30,931   932,000  SH       SOLE                932,000
------------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS      COM           184502102  80,138 1,068,500  SH       SOLE              1,068,500
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP                      CL A SPL      200300200  34,251  845,700   SH       SOLE                845,700
------------------------------------------------------------------------------------------------------------------------------------
COSTCO WHSL CORP NEW              COM           22160K105      33    1,000   SH       SOLE                  1,000
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP            COM           228227104  46,501 1,274,000  SH       SOLE              1,274,000
------------------------------------------------------------------------------------------------------------------------------------
CYGNUS INC                        COM           232560102   6,871   482,140  SH       SOLE                482,140
------------------------------------------------------------------------------------------------------------------------------------
EBENX INC                         COM           278668108  25,028 1,181,250  SH       SOLE              1,181,250
------------------------------------------------------------------------------------------------------------------------------------
ENTREMED INC                      COM           29382F103   6,975   233,000  SH       SOLE                233,000
------------------------------------------------------------------------------------------------------------------------------------
ETOYS INC                         COM           297862104   4,254   670,600  SH       SOLE                670,600
------------------------------------------------------------------------------------------------------------------------------------
FOREST LABS INC                   COM           345838106  16,271   161,100  SH       SOLE                161,100
------------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW             CL B          366651206  10,512 1,064,457  SH       SOLE              1,064,457
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                     COM NEW       368710406  34,434   200,200  SH       SOLE                200,200
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP                 CL H NEW      370442832  32,292   368,000  SH       SOLE                368,000
------------------------------------------------------------------------------------------------------------------------------------
GENESIS HEALTH VENTURES INC       COM           371912106     218   995,500  SH       SOLE                995,500
------------------------------------------------------------------------------------------------------------------------------------
GENSET SA                     SPONSORED ADR     37244T104   8,973   388,000  SH       SOLE                388,000
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC               COM           375558103  22,433   315,400  SH       SOLE                315,400
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC           COM           38141G104      95     1,000  SH       SOLE                  1,000
------------------------------------------------------------------------------------------------------------------------------------

IMS HEALTH INC                    COM           449934108 131,540 7,307,800  SH       SOLE              7,307,800
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC                   COM           45245W109  17,397   227,600  SH       SOLE                227,600
------------------------------------------------------------------------------------------------------------------------------------
INTUIT                            COM           461202103   7,187   173,700  SH       SOLE                173,700
------------------------------------------------------------------------------------------------------------------------------------
JONES PHARMA INC                  COM           480236108  11,087   277,600  SH       SOLE                277,600
------------------------------------------------------------------------------------------------------------------------------------
KENNEDY-WILSON INC                COM NEW       489399204   4,434   834,700  SH       SOLE                834,700
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS            COM           49455P101  36,256 1,049,000  SH       SOLE              1,049,000
------------------------------------------------------------------------------------------------------------------------------------
LEAP WIRELESS INTL INC            COM           521863100  36,829   783,600  SH       SOLE                783,600
------------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL GROUP INC            CL A          529771107  82,818 1,231,500  SH       SOLE              1,231,500
------------------------------------------------------------------------------------------------------------------------------------
LINEAR TECHNOLOGY CORP            COM           535678106  21,336   333,700  SH       SOLE                333,700
------------------------------------------------------------------------------------------------------------------------------------
M & T BK CORP                     COM           55261F104  22,257    49,460  SH       SOLE                 49,460
------------------------------------------------------------------------------------------------------------------------------------
MEDIAPLEX INC                     COM           58446B105  10,637   550,800  SH       SOLE                550,800
------------------------------------------------------------------------------------------------------------------------------------
METLIFE INC                       COM           59156R108  16,123   765,500  SH       SOLE                765,500
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL RISK MGMT LTD              COM           628351108   1,030    59,500  SH       SOLE                 59,500
------------------------------------------------------------------------------------------------------------------------------------
NAVISTAR INTL CORP NEW            COM           63934E108  26,450   851,500  SH       SOLE                851,500
------------------------------------------------------------------------------------------------------------------------------------
NOVA CORP GA                      COM           669784100  22,322   799,000  SH       SOLE                799,000
------------------------------------------------------------------------------------------------------------------------------------
OUTBACK STEAKHOUSE INC            COM           689899102  22,324   763,200  SH       SOLE                763,200
------------------------------------------------------------------------------------------------------------------------------------
PE CORP                       COM PE BIO GRP    69332S102  15,593   236,700  SH       SOLE                236,700
------------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP                    COM           71713U102  27,653   535,000  SH       SOLE                535,000
------------------------------------------------------------------------------------------------------------------------------------
QLT INC                           COM           746927102  25,420   328,800  SH       SOLE                328,800
------------------------------------------------------------------------------------------------------------------------------------
QUORUM HEALTH GROUP INC           COM           749084109   2,063   200,000  SH       SOLE                200,000
------------------------------------------------------------------------------------------------------------------------------------
RIBOZYME PHARMACEUTICALS          COM           762567105   5,163   200,000  SH       SOLE                200,000
------------------------------------------------------------------------------------------------------------------------------------
ROSS STORES INC                   COM           778296103  28,795 1,687,600  SH       SOLE              1,687,600
------------------------------------------------------------------------------------------------------------------------------------
SEALED AIR CORP NEW               COM           81211K100  54,522 1,041,000  SH       SOLE              1,041,000
------------------------------------------------------------------------------------------------------------------------------------
STAPLES INC                       COM           855030102  32,351 2,104,100  SH       SOLE              2,104.000
------------------------------------------------------------------------------------------------------------------------------------
TJX COS INC NEW                   COM           872540109  39,621 2,113,100  SH       SOLE              2,113,100
------------------------------------------------------------------------------------------------------------------------------------
TARGETED GENETICS CORP            COM           87612M108   4,250   285,714  SH       SOLE                285,714
------------------------------------------------------------------------------------------------------------------------------------
TELEFONOS DE MEXICO SA          SPON ADR ORD L  879403780  17,994   315,000  SH       SOLE                315,000
------------------------------------------------------------------------------------------------------------------------------------
TELEPHONE & DATA SYS INC          COM           879433100  48,110   479,900  SH       SOLE                479,900
------------------------------------------------------------------------------------------------------------------------------------
TITAN PHARMAACEUTICALS INC DEL    COM           888314101   6,592   153,300  SH       SOLE                153,300
------------------------------------------------------------------------------------------------------------------------------------
TREGA BIOSCIENCES INC             COM           894699107   2,336   733,000  SH       SOLE                733,000
------------------------------------------------------------------------------------------------------------------------------------
VODAPHONE AIRTOUCH PLC          SPONSORED ADR   92857T107   3,937    95,000  SH       SOLE                 95,000
------------------------------------------------------------------------------------------------------------------------------------
VOICESTREAM WIRELESS CORP         COM           928615103  18,038   155,100  SH       SOLE                155,100
------------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR                   SH BEN INT    929042109  31,355   902,300  SH       SOLE                902,300
------------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                       COM           931422109  49,408 1,535,000  SH       SOLE              1,535,000
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW              COM           949746101  28,257   729,200  SH       SOLE                729,200
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD          COM           G9618E107  18,640   116,500  SH       SOLE                116,500
------------------------------------------------------------------------------------------------------------------------------------
RITE AID CORP                     PUT           767754954   1,215   185,000  SH  PUT  SOLE                185,000
------------------------------------------------------------------------------------------------------------------------------------
GLOBALSTAR TELECOMMUNICATIONS LTD PUT           G393OH954   5,598  622,000  SH   PUT  SOLE                622,000
------------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC           COM           671040103   7,203  250,000  SH        SOLE                250,000
------------------------------------------------------------------------------------------------------------------------------------